Document And Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Jun. 30, 2016
Registrant Name	Advisors' Inner Circle Fund III
Central Index Key	0001593547
Amendment Flag	false
Document Creation Date	Jun. 30, 2016
Document Effective Date	Jun. 30, 2016
Prospectus Date	Jun. 30, 2016